Estimates (Components Of Intangibles And Other Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impairment losses	$ 826	$ 205
Gross Carrying Amount	6,512	5,642
Accumulated Amortization	(1,023)	(746)
Customer relationships, contracts and agreements (3 to 46 years)
Gross Carrying Amount	6,050	5,199
Accumulated Amortization	(971)	(712)
Trade names (15 years)
Gross Carrying Amount	25	48
Accumulated Amortization	(21)	(16)
Patents (9 years)
Gross Carrying Amount	352	66
Accumulated Amortization	(22)	(18)
Total Amortizable Intangible Assets [Member]
Gross Carrying Amount	6,469	5,327
Accumulated Amortization	(1,023)	(746)
Trademarks [Member]
Gross Carrying Amount	0	281
Accumulated Amortization	0	0
Other Amortizable Intangible Assets [Member]
Gross Carrying Amount	42	14
Accumulated Amortization	(9)	0
Contractual Rights [Member]
Gross Carrying Amount	43	34
Accumulated Amortization	0	0
liquor licenses [Member]
Gross Carrying Amount	0	0
Accumulated Amortization	0	$ 0
Sunoco LP [Member]
Impairment losses	642
Sunoco LP [Member] | Continuing Operations [Member]
Impairment losses	$ 156